Material Accounting Policies (Tables) - Boa Vista Servios S.A [Member]	7 Months Ended
Aug. 07, 2023
Disclosure Of Material Accounting Policies [Line Items]
Summary of Estimated Useful Lives
Amortization
Amortization is calculated using the straight-line method based on the estimated useful lives of each asset. Amortization is recognized in profit or loss.
Estimated useful lives are as follows:

Useful life - years
Database	5
Software	5 to 8
Relationship with customers acquired in business combination	17
Non-compete agreement	15

Summary of Estimated Useful Lives of the Property and Equipment
The estimated useful lives of the property and equipment are as follows:

Useful life - years
Leasehold improvements	10
Machinery and equipment	10
Facilities	10
Furniture and fixtures	10
IT equipment	5
Right of use of real estate	10